Property and Equipment, net - Schedule of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,248	$ 590
Less accumulated depreciation and amortization	(494)	(350)
Property and equipment, net	2,754	240
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Property and equipment, gross	434	328
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Property and equipment, gross	95	98
Office And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Property and equipment, gross	170	85
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	92
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 2,457	$ 79